Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	$ 721.7	$ 829.5	$ 745.4
Other comprehensive income, net of tax	(185.3)	(166.4)	58.4
Items that will not be reclassified to profit or loss	(51.2)	(3.8)	49.6
Equity investments at FVOCI – Net change in fair value	(51.3)	(5.8)	50.8
Taxation on above item	0.1	2.0	(1.2)
Items that may be reclassified subsequently to profit or loss	(134.1)	(162.6)	8.8
Foreign currency translation adjustments	(134.1)	(162.6)	8.8
Total comprehensive income for the year	536.4	663.1	803.8
Attributable to:
Owners of the parent	527.3	622.9	781.4
Non-controlling interests	$ 9.1	$ 40.2	$ 22.4